FAIR VALUE MEASUREMENTS (Details 3) (Nonrecurring, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair value
Total Losses	$ 36	$ 97	$ 444	$ 507	$ 2,340	$ 1,640
Investments	0		0		0
Impaired loans
Fair value
Total Losses	22	10	430	418	2,075	1,151
Other real estate owned
Fair value
Total Losses	$ 14	$ 87	$ 14	$ 89	$ 265	$ 489